Securities Act Act File No. 33-68090
                                        Investment Company Act File No. 811-7988

                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                         Pre-Effective Amendment No.                         [ ]

                       Post-Effective Amendment No. 27                       [X]

                                     and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT            [X]
                                     OF 1940

                              Amendment No. 27                               [X]

                          LORD ABBETT INVESTMENT TRUST
                          ----------------------------
                Exact Name of Registrant as Specified in Charter
               90 Hudson Street Jersey City, New Jersey 07302-3973
               ---------------------------------------------------
                      Address of Principal Executive Office

                  Registrant's Telephone Number (800) 201-6984
                  --------------------------------------------

                       Lawrence H. Kaplan, Vice President
              90 Hudson Street, Jersey City, New Jersey 07302-3973
              ----------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                    immediately on filing pursuant to paragraph (b)
         -----------

                    on (date) pursuant to paragraph (b)
         -----------

                    60 days after filing pursuant to paragraph (a) (1)
         -----------

                    on (date) pursuant to paragraph (a) (1)
         -----------

             X      75 days after filing pursuant to paragraph (a) (2)
         ----------

                   on (date) pursuant to paragraph (a)(2) of Rule 485
         ----------

If appropriate, check the following box:

         ---------- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lord Abbett
Investment Trust

Core Fixed Income Series
Strategic Core Fixed Income Series

PROSPECTUS
          , 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Class P shares of the Fund are neither offered to the general public nor are available in all states. Please call 800-821-5129 for further information.

                               Table of Contents

                                   The Funds

                                          Goal                                2
     Information about investment         Principal Strategy                  2
  strategies, risks, performance,         Main Risks                          3
                fees and expenses         Core Fixed Income Fund              4
                                          Strategic Core Fixed Income Fund    6

                                Your Investment

         Information for managing        Purchases                            8
                your Fund account        Sales Compensation                   10
                                         Opening Your Account                 11
                                         Redemptions                          12
                                         Distributions and Taxes              12
                                         Services For Fund Investors          13
                                         Management                           14

                              For More Information

                How to learn more       Other Investment Techniques          15
                  about the Funds       Glossary of Shaded Terms             17
                                        Recent Performance                   19

                             Financial Information

       Financial Highlights, line       Core Fixed Income Fund               20
             graph comparison and       Strategic Core Fixed Income Fund     22
             broker compensations

      How to learn more about the       Back Cover
Funds and other Lord Abbett Funds

                                                Core Fixed Income Fund
                                                Strategic Core Fixed Income Fund

GOAL

     The investment objective of each Fund is to seek income and capital appreciation to produce a high total return.

PRINCIPAL STRATEGY

     The Core Fixed Income Fund invests primarily in U.S. Government, mortgage-backed and investment grade debt securities, including those issued by non-U.S. entities but denominated in U.S. dollars (known as "Yankees"). The Strategic Core Fixed Income Fund invests primarily in those securities, as well as in high yield debt securities (sometimes called
     "lower-rated bonds" or "junk bonds") and securities issued by non-U.S. entities and denominated in currencies other than the U.S. dollar. Investments in high yield debt and non-U.S. debt denominated in foreign currencies are each limited to 20% of the Strategic Core Fixed Income Fund's net assets.

     Both Funds attempt to manage, but not eliminate, interest rate risk through their management of the average duration of the securities they hold. Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The Funds expect to maintain its average duration range within two years of the bond market's duration as measured by the Lehman Aggregate Bond Index (currently approximately 5 years). The higher a Fund's duration, the more sensitive it is to interest rate risk.

     Each Fund may engage in active and frequent trading of its portfolio securities to achieve its principal investment strategies and can be expected to have portfolio turnover rates substantially in excess of 100%. For the fiscal year ended November 30, 1999, the portfolio turnover rate for each Fund were approximately 400%. These rates vary year to year. High turnover increases transaction costs and may increase taxable capital gains.

We or the Fund refers to Core Fixed Income Series ("Core Fixed Income Fund") or Strategic Core Fixed Income Series ("Strategic Core Fixed Income Fund"), each a series of Lord Abbett Investment Trust (the "Company").

About each Fund. Each Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. The Funds strive to reach their stated goals, although as with all funds, they cannot guarantee results.


2 The Funds

MAIN RISKS

     These Funds are subject to the general risks and considerations associated with investing in debt securities. The value of an investment in each Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities are likely to decline, and when interest rates fall, the prices of debt securities tend to rise.

     The mortgage-related securities in which each Fund may invest, including collateralized mortgage obligations ("CMOs"), may be particularly sensitive to changes in prevailing interest rates. The holders of the underlying mortgages may be able to repay principal in advance and may do so, especially when interest rates are falling. When mortgages are prepaid, a Fund may have to reinvest in securities with a lower yield. Conversely, principal payments may arrive at a slower pace in times of rising interest rates. The Funds may then be unable to invest in higher yielding securities. These circumstances may result in lower performance for the Funds.

     The lower-rated bonds in which the Strategic Core Fixed Income Fund may invest involve risks that the bond's issuer will not make payments of interest and principal payments when due. Some issuers may default as to principal and/or interest payments after the Fund purchases their securities. This may result in losses to the Fund. Also, the market for high yield bonds generally is less liquid than the market for higher-rated securities.

     The Strategic Core Fixed Income Fund may invest in foreign securities. Investments in foreign securities may present increased market, liquidity, currency, political, information and other risks.

     An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Funds.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the Funds and their risks.

                                                                     The Funds 3

                                                          Core Fixed Income Fund


PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class Y shares from calendar year to calendar year. Performance for Class A, B, C and P shares is not shown because those classes are new. This chart does not reflect the sales charges applicable to Class A, B and C shares. Returns for Class Y shares are expected to be somewhat higher than those of the Fund's Class A, B and C shares because Class Y shares have lower expenses. If the sales charges were reflected, returns would be less.


--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class Y Shares
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

 Best Quarter   3rd Q `98  4.4%               Worst Quarter   2nd Q `99    -0.9%
--------------------------------------------------------------------------------


     The table below shows how the average annual total returns of the Fund's Class Y shares compare to those of a broad-based securities market index.


--------------------------------------------------------------------------------
Average Annual Total Returns Through December 31, 1999
--------------------------------------------------------------------------------
Share Class                            1 Year                 Since Inception(1)
Class Y shares                          0.22%                       4.96%
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index(2)                -0.82%                       3.82%(3)

(1) The date of inception of Class Y shares is 12/10/97. Because Class A, B and C shares are new, the bar chart and table show returns for Class Y shares. Returns for Class A, B and C shares will be somewhat lower because Class Y shares have lower expenses.

(2) Performance for the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

(3) Represents total returns for the period 12/31/97 to 12/31/99, to correspond with Class Y inception date.


4 The Funds

                                                          Core Fixed Income Fund



FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

------------------------------------------------------------------------------------------------------
Fee Table
------------------------------------------------------------------------------------------------------
                                              Class A     Class B      Class C     Class P
Shareholder Fees (Fees paid directly from your investment)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
(as a % of offering price)                     4.75%       none        none        none
------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                  none(1)     5.00%(2)    1.00%       none
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
------------------------------------------------------------------------------------------------------
Management Fees (See "Management")             0.50%       0.50%       0.50%       0.50%
------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(3)       0.35%       1.00%       1.00%       0.45%
------------------------------------------------------------------------------------------------------
Other Expenses                                 0.13%       0.13%       0.13%       0.13%
------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           0.98%       1.63%       1.63%       1.08%
------------------------------------------------------------------------------------------------------


(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions (a) of Class A shares made within 24 months following any purchases made without a sales charge, and (b) Class C shares if they are redeemed before the first anniversary of their purchase.

(2) Class B shares will convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.




--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be: Share class 1 Year 3 Years Class A shares $570 $772

--------------------------------------------------------------------------------
Class B shares                                $666                       $814
--------------------------------------------------------------------------------
Class C shares                                $266                       $514
--------------------------------------------------------------------------------
Class P shares                                $110                       $343
--------------------------------------------------------------------------------

You would have paid the following expenses if you did not redeem your shares:

Class A shares                                $570                       $772
--------------------------------------------------------------------------------
Class B shares                                $166                       $514
--------------------------------------------------------------------------------
Class C shares                                $166                       $514
--------------------------------------------------------------------------------
Class P shares                                $110                       $343
--------------------------------------------------------------------------------

Management fees are payable to Lord, Abbett & Co. ("Lord Abbett") for the Fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.

Lord Abbett is currently waiving the management fees and subsidizing the other expenses of the Fund. Accordingly, the expense ratio of the Fund is 0%. Lord Abbett may stop waiving the management fees and subsidizing the other expenses at any time.

                                                                     The Funds 5

                                                Strategic Core Fixed Income Fund


PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class Y shares from calendar year to calendar year. Performance for Class A, B, C and P shares is not shown because those classes are new. This chart does not reflect the sales charges applicable to Class A, B and C shares. Returns for Class Y shares are expected to be somewhat higher than those of the Fund's Class A, B and C shares because Class Y shares have lower expenses. If the sales charges were reflected, returns would be less.


--------------------------------------------------------------------------------
Bar Chart (per calendar year) - Class Y Shares
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]

 Best Quarter   3rd Q `99  1.0%               Worst Quarter   2nd Q `99    -0.8%

--------------------------------------------------------------------------------


     The table below shows how the average annual total returns of the Fund's Class Y shares compared to those of a broad-based securities market index.


--------------------------------------------------------------------------------
Average Annual Total Returns Through December 31, 1999

--------------------------------------------------------------------------------

Share Class                            1 Year                 Since Inception(1)
Class Y shares                          0.57%                      0.57%
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index(2)                -0.82%                     -0.82%(3)
--------------------------------------------------------------------------------

(1) The date of inception of Class Y shares is 12/14/98. Because Class A, B and C shares are new, the bar chart and table show returns for Class Y shares. Returns for Class A, B and C shares will be somewhat lower because Class Y shares have lower expenses.

(2) Performance for the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

(3) Represents total returns for the period 12/31/97 to 12/31/99, to correspond with Class Y inception date.

6 The Funds

                                                Strategic Core Fixed Income Fund


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

-----------------------------------------------------------------------------------------------------
Fee Table
-----------------------------------------------------------------------------------------------------
                                              Class A     Class B      Class C     Class P
Shareholder Fees (Fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge on Purchases
(as a % of offering price)                     4.75%       none        none        none
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                  1.00%(1)    5.00%(2)    1.00%       none
-----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
-----------------------------------------------------------------------------------------------------
Management Fees (See "Management")             0.50%       0.50%       0.50%       0.50%
-----------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees(3)       0.35%       1.00%       1.00%       0.45%
-----------------------------------------------------------------------------------------------------
Other Expenses                                 0.42%       0.42%       0.42%       0.42%
-----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses           1.27%       1.92%       1.92%       1.37%
-----------------------------------------------------------------------------------------------------


(1) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions (a) of Class A shares made within 24 months following any purchases made without a sales charge, and (b) Class C shares if they are redeemed before the first anniversary of their purchase.

(2) Class B shares will convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

(3) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
Example

--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other Funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share class                               1 Year                    3 Years
Class A shares                             $598                       $859
--------------------------------------------------------------------------------
Class B shares                             $695                       $903
--------------------------------------------------------------------------------
Class C shares                             $295                       $603
--------------------------------------------------------------------------------
Class P shares                             $139                       $434
--------------------------------------------------------------------------------

You would have paid the following expenses if you did not redeem your shares:

Class A shares                             $598                       $859
--------------------------------------------------------------------------------
Class B shares                             $195                       $603
Class C shares                             $195                       $603
--------------------------------------------------------------------------------
Class P shares                             $139                       $434
--------------------------------------------------------------------------------

Management fees are payable to Lord Abbett for the Fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder service fees and professional fees.

Lord Abbett is currently waiving the management fees and subsidizing the other expenses of the Fund. Accordingly, the expense ratio of the Fund is 0%. Lord Abbett may stop waiving the management fees and subsidizing the other expenses at any time.

                                                                     The Funds 7

                                Your Investment

PURCHASES

     The Fund offers in this prospectus four classes of shares: Classes A, B, C, and P, each with different expenses and dividends. You may purchase shares at the net asset value ("NAV") per share determined after we receive your purchase order submitted in proper form. A front-end sales charge may be added to the NAV in the case of the Class A shares. There is no front-end sales charge in the case of Class B, C and P shares, although there may be a contingent deferred sales charge ("CDSC") as described below.

     You should read this section carefully to determine which class of shares represents the best investment option for your particular situation. It may not be suitable for you to place a purchase order for Class B shares of $500,000 or more or a purchase order for Class C shares of $1,000,000 or more. You should discuss purchase options with your investment professional.

     For more information, see "Alternative Sales Arrangements" in the Statement of Additional Information.

     We reserve the right to withdraw all or any part of the offering made by this prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.


--------------------------------------------------------------------------------
Share Classes
--------------------------------------------------------------------------------

 Class A  o normally offered with a front-end sales charge

 Class B  o no front-end sales charge,  however, a CDSC is applied to shares sold prior to the sixth anniversary of purchase

          o higher annual expenses than Class A shares

          o automatically converts to Class A shares after eight years

 Class C  o no front-end sales charge,  however, a CDSC is applied to shares sold prior to the first anniversary of purchase

          o higher annual expenses than Class A shares

 Class P o available to certain pension or retirement plans and pursuant to Mutual Fund Fee Based Program

--------------------------------------------------------------------------------

Front-End Sales Charges - Class A Shares

--------------------------------------------------------------------------------

                                                                    To Compute
                            As a % of            As a % of         OfferingPrice
Your Investment          Offering Price       Your Investment      Divide NAV by
--------------------------------------------------------------------------------
Less than $100,000           4.75%                4.99%                 .9525
--------------------------------------------------------------------------------
$100,000 to $249,999         3.95%                4.11%                 .9605
--------------------------------------------------------------------------------
$250,000 to $499,999         2.75%                2.83%                 .9725
--------------------------------------------------------------------------------
$500,000 to $999,999         1.95%                1.99%                 .9805
--------------------------------------------------------------------------------
$1,000,000 and over      No Sales Charge                               1.0000
--------------------------------------------------------------------------------

NAV per share for each class of Fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE") normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board of the Funds.


8 Your Investment

     Reducing Your Class A Front-End Sales Charges. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

     o Rights of Accumulation -- A Purchaser may apply the value of the shares already owned to a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge.

     o Statement of Intention -- A Purchaser of Class A shares may purchase additional shares of any Eligible Fund over a 13-month period and receive the same sales charge as if all shares were purchased at once. Shares purchased through reinvestment of dividends or distributions are not included. A statement of intention can be backdated 90 days. Current holdings under rights of accumulation may be included in a statement of intention.

     For more information on eligibility for these privileges, read the applicable sections in the attached application.


     Class A Share Purchases Without A Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

     o    purchases of $1 million or more +

     o    purchases by Retirement Plans with at least 100 eligible employees +

     o    purchases under a Special Retirement Wrap Program +

     o purchases made with dividends and distributions on Class A shares of another Eligible Fund

     o purchases representing repayment under the loan feature of the Lord Abbett- sponsored prototype 403(b) Plan for Class A shares

     o purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

     o    purchases under a Mutual Fund Fee Based Program

     o purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

     See the Statement of Additional Information for a listing of other categories of purchasers who qualify for Class A share purchases without a front-end sales charge.


     + These categories may be subject to a CDSC.


     Class A Share CDSC. If you buy Class A shares under one of the starred (O) categories listed above and you redeem any within 24 months after the month in which you initially purchased them, the Fund normally will collect a CDSC of 1%.

     The Class A share CDSC generally will be waived for the following conditions:


     o benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans (documentation may be required)

     o redemptions continuing as investments in another Fund participating in a Special Retirement Wrap Program

Retirement Plans include employer-sponsored retirement plans under the Internal Revenue Code, excluding Individual Retirement Accounts.

Lord Abbett offers a variety of Retirement Plans. Call 800-253-7299 for information about:

o    Traditional, Rollover, Roth and Education IRAs

o    Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

o    Defined Contribution Plans

Lord Abbett Distributor LLC ("Lord Abbett Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.


Benefit Payment Documentation (Class A CDSC only)

o    under $50,000 - no documentation necessary

o Over $50,000 - reason for benefit payment must be received in writing. Use the address indicated under "Opening your Account."



                                                               Your Investment 9

     Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC declines the longer you own your shares, according to the following schedule:


--------------------------------------------------------------------------------
Contingent Deferred Sales Charges - Class B Shares
--------------------------------------------------------------------------------

Anniversary(1) of the day on                   Contingent Deferred Sales Charge
which the purchase order                       on redemption (as % of amount
was accepted                                   subject to charge)

On                             Before
--------------------------------------------------------------------------------
                               1st                               5.0%
--------------------------------------------------------------------------------
1st                            2nd                               4.0%
--------------------------------------------------------------------------------
2nd                            3rd                               3.0%
--------------------------------------------------------------------------------
3rd                            4th                               3.0%
--------------------------------------------------------------------------------
4th                            5th                               2.0%
--------------------------------------------------------------------------------
5th                            6th                               1.0%
--------------------------------------------------------------------------------
on or after the 6th(2)                                           None
--------------------------------------------------------------------------------

(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversaries for shares purchased on May 1 will be May 1 of each succeeding year.

(2) Class B shares will automatically convert to Class A shares on the eighth anniversary of the purchase of Class B shares.


     The Class B share CDSC generally will be waived under the following circumstances:

     o benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans

     o Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts

     o    death of the shareholder

     o redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

     See "Systematic Withdrawal Plan" under "Services For Fund Investors" below for more information on CDSCs with respect to Class B shares.

     Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of the purchase of such shares.

     Class P Shares. Class P shares have lower annual expenses than Class B and Class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV (a) pursuant to a Mutual Fund Fee Based Program, or (b) to the trustees of, or employer-sponsors with respect to, pension or retirement plans with at least 100 eligible employees (such as a plan under Section 401(a), 401(k) or 457(b) of the Internal Revenue Code) which engage an investment professional providing or participating in an agreement to provide certain recordkeeping, administrative and/or sub-transfer agency services to the Fund on behalf of the Class P shareholders.

SALES COMPENSATION

     As part of its plan for distributing shares, each Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts.

     Sales compensation originates from two sources, as shown in the table "Fees and Expenses": sales charges which are paid directly by shareholders; and 12b-1 distribution

CDSC, regardless of Class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are being sold, which-ever is lower. In addition, repayment of loans under Retirement Plans and 403(b) Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, the Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

2. shares held for six years or more (Class B) or two years or more after the month of purchases (Class A) or one year or more (Class C)

3.   shares  held the longest  before the sixth  anniversary  of their  purchase
     (Class B) or before the second anniversary after the month of purchase (Class A) or before the first anniversary of their purchase (Class C)

10 Your Investment
     fees that are paid out of the Fund's assets. Service compensation originates from 12b-1 service fees. The total 12b-1 fees payable with respect to each share Class are .35% of Class A shares (plus distribution fees of up to 1.00% on certain qualifying purchases), 1.00% of Class B and C shares, and .45% of Class P shares. The amounts payable as compensation to Authorized Institutions, such as your dealer, are shown in the chart at the end of this prospectus. The portion of such compensation paid to Lord Abbett Distributor is discussed under "Sales Activities" and "Service Activities." Sometimes we do not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, we may not require payment of any otherwise applicable CDSC.

     We may pay Additional Concessions to Authorized Institutions from time to time.

     Sales Activities. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity which is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the Fund's Class A and Class C shares for activities which are primarily intended to result in the sale of such Class A and Class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, Additional Concessions to Authorized Institutions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

     Service Activities. We may pay 12b-1 service fees to Authorized Institutions for any activity which is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

OPENING YOUR ACCOUNT

     Minimum initial investment

     o Regular Account                                                $1,000
--------------------------------------------------------------------------------
     o Individual Retirement Accounts and
     403(b) Plans under the Internal Revenue Code                       $250
--------------------------------------------------------------------------------
     o Uniform Gift to Minor Account                                    $250
--------------------------------------------------------------------------------

     For Retirement Plans and Mutual Fund Fee Based Programs no minimum investment is required, regardless of share Class.


     You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor or you can fill out the attached application and send it to the Funds at the address stated below. You should carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

     Name of the Fund
     P.O. Box 219100
     Kansas City, MO 64121

     By Exchange. Telephone the Funds at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

     Proper Form. An order submitted directly to the Funds must contain: (1) a completed application, and (2) payment by check. When purchases are made by check, redemption

12b-1 fees are payable regardless of expenses. The amounts payable by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.

Exchange Limitations. Exchanges should not be used to try to take advantage of short-term swings in the market. Frequent exchanges create higher expenses for the Funds. Accordingly, the Funds reserve the right to limit or termi-nate this privilege for any share-holder making frequent exchanges or abusing the privilege. The Funds also may revoke the privilege for all shareholders upon 60 days' written notice.

                                                              Your Investment 11
     proceeds will not be paid until the Funds or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information call the Funds at 800-821-5129.

REDEMPTIONS

     By Broker. Call your investment professional for instructions on how to redeem your shares.

     By Telephone. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative should call the Funds at 800-821-5129.

     By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the Class of shares, your account number, and the dollar value or number of shares you wish to sell.

     Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

     Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     To determine if a CDSC applies to a redemption, see "Class A share CDSC," "Class B share CDSC" or "Class C share CDSC."

DISTRIBUTIONS AND TAXES

     Each Fund normally pays its shareholders dividends from its net investment income and distributes its net capital gains (if any) as "capital gains distributions" on an annual basis. Your distributions will be reinvested in the Fund unless you instruct the Fund to pay them to you in cash. There are no sales charges on reinvestments. The tax status of distributions is the same for all shareholders regardless of how long they have owned Fund shares or whether distributions are reinvested or paid in cash.

     Except in tax-advantaged accounts, any sale, redemption or exchange of Fund shares may be taxable to the shareholder.

     Information on the tax treatment of distributions, including the source of dividends and distributions of capital gains by the Fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state and local tax rules that apply to you.


Small Accounts. Our Board may authorize closing any account in which there are fewer than 25 shares if it is in the Funds' best interest to do so.


Eligible Guarantor is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an Eligible Guarantor.

12 Your Investment

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out your application or by calling 800-821-5129.


----------------------------------------------------------------------------------------------------------
For investing

Invest-A-Matic  You may make fixed,  periodic investments ($50 minimum) into your
(Dollar-cost    Fund account by means of automatic money transfers from your bank
 averaging)     checking account. See the attached application for instructions.

Div-Move        You may  automatically  reinvest the dividends and  distributions  from your account into another account in any Eligible Fund ($50 minimum).

For selling shares

Systematic      You may make regular withdrawals from most Lord Abbett Funds. Automatic
Withdrawal      cash withdrawals will be paid to you from your account in fixed or variable
Plan ("SWP")    amounts.  To establish a plan, the value of your shares must be at least $10,000, except for Retirement Plans for which there is no minimum.

Class B shares  The CDSC will be waived on redemptions of up to 12% of the current net asset value of your  account at the time of your  SWPrequest.  For Class B share redemptions  over 12% per year,  the CDSC will apply to the  entire  redemption.
                Please contact the Fund for assistance in minimizing the CDSC in this situation.

Class B and     Redemption proceeds due to a SWP for Class B and Class C shares will be redeemed in the
C shares        order described under "CDSC" under "Purchases."
----------------------------------------------------------------------------------------------------------


OTHER SERVICES

     Telephone Investing. After we have received the attached application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Fund for an existing account. The Fund will purchase the requested shares when it receives the money from your bank.

     Exchanges. You or your investment professional may instruct the Funds to exchange shares of any class for shares of the same class of any Eligible Fund. Instruction may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The Funds must receive instructions for the exchange before the close of the NYSE on the day of your call in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes. Be sure to read the current prospectus for any Fund into which you are exchanging.

     Reinvestment Privilege. If you sell shares of the Funds, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

     Account Statements. Every Lord Abbett investor automatically receives quarterly account statements.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. Each Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.

                                                              Your Investment 13

     Householding. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual or semi-annual report, unless additional reports are specifically requested in writing to the Funds.

     Account Changes. For any changes you need to make to your account, consult your investment professional or call the Funds at 800-821-5129.

     Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same Classes of any Eligible Fund.

MANAGEMENT

     The Funds' investment adviser is Lord, Abbett & Co., located at 90 Hudson St., Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $35 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.

     Each Fund pays Lord Abbett a monthly fee based on average daily net assets for each month at an annual rate of .50 of 1%. For the fiscal year ended November 30, 1999, Lord Abbett waived its management fee for Core Fixed Income Fund and Strategic Core Fixed Income Fund. In addition, each Fund pays all expenses not expressly assumed by Lord Abbett.

     Investment Managers. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments. Robert Gerber, Partner of Lord Abbett heads the team, the other senior members of which include Walter H. Prahl and Robert A Lee. Mr Gerber joined Lord Abbett in July 1997 as Director of Taxable Fixed Income. Before joining Lord Abbett, Mr. Gerber served as a Senior Portfolio Manager at Sanford C. Bernstein & Co., Inc. since 1992. Mr. Prahl joined Lord Abbett in 1997 as Director of Quantitative Research, Taxable Fixed Income. Before joining Lord Abbett, Mr. Prahl served as a Fixed Income Research Analyst at Sanford C. Bernstein & Co., Inc. since 1994. Mr. Lee joined Lord Abbett in 1997 as a Fixed Income Portfolio Manager; prior to that he served as a Portfolio Manager at ARM Capital Advisors since 1995 and an Assistant Portfolio Manager at Kidder Peabody Asset Management from 1993.

14 Your Investment

                              For More Information

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by each Fund and their risks.

     Adjusting Investment Exposure. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, inter-est rates, currency exchange rates, commodity prices and other factors. These strategies may involve buying or selling derivative instruments, such as options and futures contracts, stripped securities, currency exchange contracts, swap agreements, short sales of securities, indexed securities and rights and warrants. Each Fund may use these transactions to change the risk and return characteristics of each Fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

     Foreign Currency Transactions. The Strategic Core Fixed Income Fund may use currency forwards and options to hedge the risk to the portfolio if it expects that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. If the Fund's forecast proves to be wrong, such a hedge may cause a loss. Also, it may be difficult or impractical to hedge currency risk in many emerging countries. The Fund generally will not enter into a forward contract with a term greater than one year. Under some circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts. Although such contracts will be used primarily to attempt to protect the Fund from adverse currency movements, their use involves the risk Lord Abbett will not accurately predict currency movements, and the Fund's return could be reduced.

     Foreign Securities. The Strategic Core Fixed Income Fund may invest up to 20% of its net assets in foreign securities. Foreign securities are securities primarily traded in countries outside the United States. Foreign markets and the securities traded in them are not subject to the same degree of regulation as U.S. markets. Securities clearance and settlement procedures may be different in foreign countries. There may be less trading volume in foreign markets, subjecting the securities traded in them to higher price fluctuations. Transaction costs may be higher in foreign markets. The Fund may hold foreign securities which trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not purchase or sell Fund shares.

     Foreign issuers are generally not subject to similar, uniform accounting, auditing and financial reporting requirements as U.S. issuers. Foreign investments may be affected by changes in currency rates or currency controls. Certain foreign countries may limit the Fund's ability to remove its assets from the country. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability which could affect investments in those countries.

                                                         For More Information 15

     High Yield Debt Securities. High yield debt securities or "junk bonds" are rated BB/Ba or lower or unrated and typically pay a higher yield than investment grade debt securities. These bonds have a higher risk of default than investment grade bonds and their prices can be much more volatile.

     Investment Grade Debt Securities. These are debt securities which are rated in one of the four highest grades assigned by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Fitch Investors Service, or are unrated but determined by Lord Abbett to be equivalent in quality.

     Mortgage-Backed Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. The price of a mortgage-backed security may be significantly affected by changes in interest rates. Some mortgage-backed securities have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

     Futures Contracts and Options Transactions. Each Fund may purchase and write put and call options on securities or stock indices that are traded on national securities exchanges and enter into financial futures transactions.

     A put option gives the buyer of the option the right to sell, and the seller of the option the obligation to buy, the underlying instrument during the option period.

     A call option gives the buyer of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument. Each Fund may write (sell) only "covered" options. This means that the Fund may only sell call options on securities which the Fund owns. When a Fund writes a call option it gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

     A financial futures transaction is an exchange-traded contract to buy or sell a standard quantity and quality of a financial instrument or index at a specific future date and price. Each Fund may purchase and sell futures contracts and options thereon.

     Each Fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options and purchase and sell futures contracts provided that no more than 5% of its net assets (at the time of purchase) would be invested in premiums on such options and initial margin deposits on such futures contracts.

     Risks of Futures Contracts and Options Transactions. Transactions in derivative instruments such as futures, options on futures and other options involve additional risk of loss. Loss may result from a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these investment techniques also involves the risk of loss if the portfolio managers are incorrect in their expectation of fluctuations in securities prices. In addition, the loss that may be incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     Repurchase Agreements. Each Fund may enter into Repurchase Agreements. In a Repurchase Agreement, a Fund buys a security at one price from a broker-dealer or financial institution and simultaneously agrees to sell the same security back to the same party at a higher price in the future. If the other party to the agreement defaults or becomes insolvent, a Fund could lose money.

16 For More Information

     Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Fund to cre dit risk (that is, the risk that the counterparty will fail to resell the security to the Fund), but this risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. A Fund's reverse repurchase agreements will not exceed 20% of the Fund's net assets.

     Short Sales. Each Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales against the box. A short sale is against the box to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

     U.S.  Government  Securities.  U.S.  government  securities are obligations
     issued  or   guaranteed   by  the  U.S.   government,   its   agencies   or
     instrumentalities.

     When-Issued or Delayed Delivery Securities. Each Fund may purchase or sell securities with payment and delivery taking place as much as a month or more later. A Fund would do this in an effort to buy or sell the securities at an advantageous price and yield. The securities involved are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities, their market value may be less than the purchase price.

GLOSSARY OF SHADED TERMS

     Additional Concessions. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional con- cession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Additional payments may be paid from Lord Abbett Distributor's own resources or from distribution fees received from a fund and will be made in the form of cash or, if permitted, non-cash payments. The non-cash payments will include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments may include payment of various business expenses of the dealer.

     In selecting dealers to execute portfolio transactions for the Fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored Funds.

     Authorized Institutions. Institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan are "Authorized Institutions." Lord Abbett Distributor is an Authorized Institution.

     Eligible  Fund. An Eligible Fund is any Lord  Abbett-sponsored  fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such a fund is not offered for sale; (2) Lord Abbett Equity Fund; (3)

                                                         For More Information 17

     Lord Abbett Series Fund; (4) Lord Abbett U.S. Government Securities Money Market Fund ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett Family of Funds). An Eligible Fund also is any Authorized Institution's affiliated money market Fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria.

     Eligible Mandatory Distributions. If Class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution which bears the same relation to the entire mandatory distribution as the B share investment bears to the total investment.

     Legal Capacity. With respect to a redemption request, if (for example) the request is on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A.Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be guaranteed by an Eligible Guarantor.

     Similarly, if (for example) the redemption request is on behalf of the ABC Corporation by a person (Mary B. Doe) that has the legal capacity to act on behalf of this corporation, because she is the President of the corporation, then the request must be executed as follows: ABC Corporation by Mary B.Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor (see example in right column).

     Mutual Fund Fee Based Program. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions ("entities") who either (1) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares (and sometimes providing for acceptance of orders for such shares on our behalf) in particular investment products made available for a fee to clients of such entities, or (2) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     Purchaser. The term "purchaser" includes: (1) an individual, (2) an individual and his or her spouse and children under the age of 21, and (3) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code - more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved.

     Special Retirement Wrap Program. A program sponsored by an Authorized Institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor, from a Mutual Fund Fee Based Program. Such characteristics include, among other things, the fact that an Authorized Institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under the Class A 12b-1 Plan and the fact that the program relates to participant- directed Retirement Plans.


GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

  In the case of the estate --

    Robert A. Doe
    Executor of the Estate of
    John W. Doe

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            [SIGNATURE ILLEGIBLE]
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'
                                              SR

  In the case of the corporation --
  ABC Corporation

    Mary B. Doe

    By Mary B. Doe, President

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            [SIGNATURE ILLEGIBLE]
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'
                                              SR


18 For More Information

RECENT PERFORMANCE

     The following is a discussion of recent performance for the twelve month period ending November 30, 1999.

     For the period under review the Funds, outperformed their benchmark, the Lehman Aggregate Bond Index. The Funds' outperformance can be largely attributed to their continued focus on what are termed "spread products," which include Freddie Macs (FHLMCs), corporate debentures, and commercial mortgage-backed securities (CMBS).

     These securities offer a higher yield than Treasuries, which in itself adds performance to the portfolios. More importantly, this yield advantage varies over time and our tactical portfolio adjustments added relative capital appreciation to the Funds. For example, as the yield advantage increased (securities underperformed Treasuries), we added to our holdings, only to sell these securities after the yield advantage contracted (securities outperformed Treasuries).

     The Federal Reserve Board (the "Fed") has increased interest rates three times since June, 1999, in an attempt to moderate economic growth. As of yet, there are few signs that these actions have taken hold. Should the Fed continue on its "tightening path", interest rates will rise and economic growth is likely to slow. As a result, our interest rate exposure is neutral to the market (i.e., about a 5 year duration).

                                                         For More Information 19

                                                          Core Fixed Income Fund

                             Financial Information
\FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended November 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended November 30, 1999, and are incorporated by reference into the Statement of Additional Information, which is available upon request.


----------------------------------------------------------------------------------------------------------
                                                                      Class Y Shares
----------------------------------------------------------------------------------------------------------
                                                                  Year Ended November 30,
Per Share Operating Performance:                              1999                    1998(a)
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $10.97                   $10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------------------------
 Net investment income                                          .69                      .62
----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments        (.59)                     .35
----------------------------------------------------------------------------------------------------------
Total from investment operations                                .10                      .97
----------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------------------------------------------------
 Net investment income                                         (.41)                    --
----------------------------------------------------------------------------------------------------------
 Net realized gain on investments                              (.12)                    --
----------------------------------------------------------------------------------------------------------
Total distributions                                            (.53)                    --
----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $10.54                   $10.97
----------------------------------------------------------------------------------------------------------
Total Return(c)                                                1.08%                    9.70%(b)
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------------
 Expenses, including waiver and reimbursements                  .00%                     .00%(b)
----------------------------------------------------------------------------------------------------------
 Expenses, excluding waiver and reimbursements                  .63%                     .75%(b)
----------------------------------------------------------------------------------------------------------
 Net investment income                                         6.62%                    5.98%(b)
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                  Year Ended November 30,
----------------------------------------------------------------------------------------------------------
Supplemental Data:                                            1999                    1998(a)
Net Assets, end of year (000)                                $8,713                   $4,694
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      412.77%                  411.03%
----------------------------------------------------------------------------------------------------------

(a)      From December 10, 1997 (commencement of operations).
(b)      Not annualized.
(c)      Total return assumes the reinvestment of all distributions.

20 Financial Information

                                                          Core Fixed Income Fund

FINANCIAL INFORMATION


LINE GRAPH COMPARISON

     Immediately below is a comparison of a $10,000 investment in Class Y shares to the same investment in the Lehman Brothers Aggregate Bond Index, assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
             Average Annual Total Return At Maximum Applicable
           Sales Charges For The Periods Ending November 30, 1999

                                1 Year                     Life(2)
--------------------------------------------------------------------------------
Class Y(3)                       1.08%                      5.42%
--------------------------------------------------------------------------------



(1) Performance for the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

(2)  The inception date for the Class Y is 12/10/97.

(3) This shows total return which is the percent change in net asset value, with all dividends and distributions reinvested for the periods shown ending November 30, 1999 using the SEC-required uniform method to compute total return. Because Class A, B, C and P shares have less than on year of performance the total returns shown are for Class Y shares. Returns for Class A, B, C and P share are expected to be somewhat lower that those of Class Y shares because Class A, B, C and P shares have higher expenses.

Financial Information 21

                                                Strategic Core Fixed Income Fund


FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended November 30, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended November 30, 1999, and are incorporated by reference into the Statement of Additional Information, which is available upon request.


--------------------------------------------------------------------------------
                                                           Class Y Shares
--------------------------------------------------------------------------------
                                                      Period Ended November 30,
Per Share Operating Performance:                               1999(a)
Net asset value, beginning of period                          $10.00
--------------------------------------------------------------------------------
Income from investment operations
 Net investment income                                           .62
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                (.49)
Total from investment operations                                 .13
Net asset value, end of period                                $10.13
Total Return(b)(c)                                              1.30%
Ratios to Average Net Assets:(b)
 Expenses, including waiver and reimbursements                   .00%
 Expenses, excluding waiver and reimbursements                   .89%
 Net investment income                                          6.23%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                      Period Ended November 30,
--------------------------------------------------------------------------------
Supplemental Data:                                             1999(a)
Net Assets, end of period (000)                                $2,103
--------------------------------------------------------------------------------
Portfolio turnover rate                                        415.82%
--------------------------------------------------------------------------------

(a)      From December 14, 1998 (commencement of operations).
(b)      Not annualized.
(c)      Total return assumes the reinvestment of all distributions.


22 Financial Information

                                                Strategic Core Fixed Income Fund


LINE GRAPH COMPARISON

     Immediately below is a comparison of a $10,000 investment in Class Y shares to the same investment in the Lehman Brothers Aggregate Bond Index, assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
             Average Annual Total Return At Maximum Applicable
           Sales Charges For The Periods Ending November 30, 1999

                                               Life(2)
--------------------------------------------------------------------------------
Class Y(3)                                      0.90%
--------------------------------------------------------------------------------


(1) Performance for the unmanaged index does not reflect fees or expenses. The performance of the index is not necessarily representative of the Fund's performance.

(2)  The inception date for the Class Y is 12/14/98.

(3) This shows total return which is the percent change in net asset value, with all dividends and distributions reinvested for the periods shown ending November 30, 1999 using the SEC-required uniform method to compute total return. Because Class A, B, C and P shares have less than on year of performance the total returns shown are for Class Y shares. Returns for Class A, B, C and P share are expected to be somewhat lower that those of Class Y shares because Class A, B, C and P shares have higher expenses.

                                                        Financial Information 23

Compensation for your dealer

===================================================================================================================================
                                                        First Year Compensation

                                     Front-end
                              sales charge Dealer's
                                     paid by investors      concession             Service fee(1)        Total
compensation(2)
Class A investments                  (% of offering price)  (% of offering price)  (% of net investment) (% of offering price)
===================================================================================================================================
Less than $100,000                       4.75%                   4.00%                 0.25%
4.24%
-----------------------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999                      3.95%                   3.25%                 0.25%
3.49%
-----------------------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999                      2.75%                   2.25%                 0.25%
2.49%
-----------------------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999                      1.95%                   1.75%                 0.25%
1.99%
-----------------------------------------------------------------------------------------------------------------------------------
$1 million or more(3) or Retirement Plan - 100 or more eligible  employees(3) or
Special Retirement Wrap Program(3)
-----------------------------------------------------------------------------------------------------------------------------------
First $5 million                 no front-end sales charge       1.00%                 0.25%
1.25%
-----------------------------------------------------------------------------------------------------------------------------------
Next $5 million above that       no front-end sales charge       0.55%                 0.25%
0.80%
-----------------------------------------------------------------------------------------------------------------------------------
Next $40 million above that      no front-end sales charge       0.50%                 0.25%
0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Over $50 million                 no front-end sales charge       0.25%                 0.25%
0.50%
===================================================================================================================================
Class B investments(4)                                            Paid at time of sale (% of net asset value)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       3.75%                 0.25%
4.00%
===================================================================================================================================
Class C investments(4)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       0.75%                 0.25%
1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Class P investments                                               Percentage of average net assets
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       0.25%                 0.20%
0.45%
-----------------------------------------------------------------------------------------------------------------------------------


===================================================================================================================================
                                                 Annual Compensation After first Year

Class A investments                                               Percentage of average net assets(5)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       none                  0.25%
0.25%
===================================================================================================================================
Class B investments(4)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       none                  0.25%
0.25%
===================================================================================================================================
Class C investments(4)
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       0.65%                 0.25%
0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Class P investments
-----------------------------------------------------------------------------------------------------------------------------------
All amounts                      no front-end sales charge       0.25%                 0.20%
0.45%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The service fee for Class A shares is paid quarterly and for Class A shares may not exceed 0.15% if sold prior to September 1, 1985. The first year's service fee on Class B and C shares is paid at the time of sale.

(2)  Reallowance/concession   percentages   and  service  fee   percentages  are
     calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions, such as your dealer, from time to time.

(3) Concessions are paid at the time of sale on all Class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) Class A share purchases at $1 million or more, sales qualifying at such level under rights of accumulation and Letters of Intention privileges are included and (b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the Fund are excluded. Certain purchases of Class A shares are subject to a CDSC.

(4)  Class B and C shares are subject to CDSCs.

(5) With respect to Class B, C and P shares, 0.25%, 0.90% and 0.45%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions. These fees are paid quarterly in arrears. In the case of Class C shares for fixed-income Funds, such as U.S. Government Securities Fund, 0.10% of the average net asset value of such shares is retained by Lord Abbett Distributor, thus reducing from 0.75% to 0.65% after the first year. Lord, Abbett & Co. uses 0.10% for expenses primarily intended to result in the sale of such Funds' shares.


24 Financial Information

                       THIS PAGE INTENTIONALLY LEFT BLANK

     More information on each Fund is or will be available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORT

     Describes the Funds, lists portfolio holdings, and contains a letter from the Fund's manager discussing recent market conditions and each Fund's investment strategies.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

By telephone.  Call the Funds at:
800-426-1130

By mail.  Write to the Funds at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet.
Lord, Abbett & Co.
www.lordabbett.com

Text only versions of Fund
documents can be viewed
online or downloaded from:
SEC

www.sec.gov

You can also obtain copies by
visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.



     Lord Abbett Investment Trust -
      Core Fixed Income Series
      Strategic Core Fixed Income Series

     90 Hudson Street
     Jersey City, NJ 07302-3973
----------------------------------------------------          LACORE-1-400
     SEC file number: 811-7988                                (4/00)

PART C   OTHER INFORMATION

This Post-Effective Amendment No. 27 (the "Amendment") to the Lord Abbett Investment Trust's (the "Registrant") Registration Statement relates to Core Fixed Income Series and Strategic Core Fixed Income Series,
Class A, B, C and P shares, only.

Item 23      Exhibits

(a)  Articles of Incorporation. Incorporated by reference.

(b) By-Laws. Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A on December 30, 1998.

(c)  Instruments Defining Rights of Security Holders. Not applicable.

(d) Management Agreement. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement filed on Form N-1A on October 7, 1994. Addendum to Management Agreement. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement filed on Form N-1A on December 22, 1995 and to Post-Effective Amendment No. 7 to the Registration Statement filed on Form N-1A on February 14, 1996.

(e)  Distribution   Plan   and   Agreement.   Incorporated   by   reference   to
     Post-Effective Amendment No. 7 to the Registration Statement filed on Form N-1A filed on February 14, 1996.

(f) Bonus or Profit Sharing Contracts. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A to the Lord Abbett Equity Fund (File No. 811-7538) filed on September 22, 1994.

(g)  Custodian Agreements. Incorporated by reference.

(h)  Transfer Agency Agreement. Incorporated by reference.

(i)  Consent to Legal Opinion. Filed herewith.

(j)  Consent of Deloitte & Toouch LLP. Not applicable.

(k) Financial Statements. Incorporated by reference to the Registrant's Form N-30D filed on February 23, 2000 (Accession No. 0000911507-00-000003).

(l)  Initial Capital Agreements. Incorporated by reference.

(m)  Rule 12b-1 Plans. Filed herewith.

(n) Financial Data Schedule. Incorporated by reference to the Registrant's Form N-SAR filed on February 2, 2000 (Accession No. 0000911507-00-00002).

(o)  Rule 18f-3 Plan. Filed herewith.

(p) Code of Ethics. Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A on March 31, 2000 (Accession No. 0000911507-00-000007).

Item 24. Persons Controlled by or Under Common Control with the Fund

         None.

Item 25. Indemnification

         The Registrant is a Delaware Business Trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant's Declaration and Instrument of Trust at Section 4.3 relating to indemnification of Trustees, officers, etc. states the following.

         The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and
         (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         Lord, Abbett & Co. acts as investment adviser for the Lord Abbett registered investment companies and provides investment management services to various pension plans, institutions and individuals. Lord Abbett Distributor, a limited liability corporation, serves as their distributor and principal underwriter. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or Trustee of any entity.

         Investment Sub-Adviser
         American Skandia Trust (Lord Abbett Growth & Income Portfolio)

Item 27. Principal Underwriter

(a)      Lord Abbett Affiliated Fund, Inc.
         Lord Abbett Bond-Debenture Fund, Inc.
         Lord Abbett Mid-Cap Value Fund, Inc.
         Lord Abbett Developing Growth Fund, Inc.
         Lord Abbett Tax-Free Income Fund, Inc.
         Lord Abbett Government Securities Money Market Fund, Inc. Lord Abbett Tax-Free Income Trust
         Lord Abbett Global Fund, Inc.
         Lord Abbett Equity Fund
         Lord Abbett Series Fund, Inc.
         Lord Abbett Research Fund, Inc.
         Lord Abbett Securities Trust

(b)      The partners of Lord, Abbett & Co. are:

         Name and Principal         Positions and Offices
         Business Address           with Registrant
         ----------------           ---------------

         Robert S. Dow              Chairman and President
         Zane E. Brown              Executive Vice President
         Robert I. Gerber           Executive Vice President
         Robert G. Morris           Executive Vice President
         Christopher J. Towle       Executive Vice President
         Paul A. Hilstad            Vice President & Secretary
         Daniel E. Carper           Vice President
         W. Thomas Hudson, Jr.      Vice President

         The other general partners of Lord Abbett & Co. who are neither officers nor directors of the Registrant are Stephen Allen, John E. Erard, Robert P. Fetch, Daria L. Foster, Stephen J. McGruder, Michael McLaughlin, Robert J. Noelke, R. Mark Pennington and John J. Walsh.

         Each of the above has a principal business address at 90 Hudson Street, Jersey City, New Jersey 07302-3973

(c)      Not applicable

Item 28. Location of Accounts and Records

         Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

         Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

         Certain records such as cancelled stock and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29. Management Services

         None.

Item 30. Undertakings

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         The Registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 17th day of May, 2000.

                             BY:/s/ Lawrence H. Kaplan      /s/ Donna M. McManus
                                ----------------------      --------------------
                                    Lawrence H. Kaplan          Donna M. McManus
                                    Vice President              Treasurer

                          LORD ABBETT INVESTMENT TRUST

           Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                              Title                       Date
----------                              -----                       ----
                                     Chairman, President
/s/Robert S. Dow*                    and Director/Trustee      May 17, 2000
------------------                   --------------------      --------------
Robert S. Dow

/s/ E. Thayer Bigelow*               Director/Trustee          May 17, 2000
----------------------------         --------------------      --------------
E. Thayer Bigelow

/s/William H. T. Bush*               Director/Trustee          May 17, 2000
----------------------------         ----------------          --------------
William H. T. Bush

/s/Robert B. Calhoun, Jr*.           Director/Trustee          May 17, 2000
--------------------------           ----------------          --------------
Robert B. Calhoun, Jr.

/s/Stewart S. Dixon*                 Director/Trustee          May 17, 2000
----------------------------         ----------------          --------------
Stewart S. Dixon

/s/John C. Jansing*                  Director/Trustee          May 17, 2000
----------------------------         ----------------          --------------
John C. Jansing

/s/C. Alan MacDonald*                Director/Trustee          May 17, 2000
----------------------------         ----------------          --------------
C. Alan MacDonald

/s/Hansel B. Millican, Jr*.          Director/Trustee          May 17, 2000
---------------------------          ----------------          --------------
Hansel B. Millican, Jr.

/s/Thomas J. Neff*                   Director/Trustee          May 17, 2000
----------------------------         ----------------          --------------
Thomas J. Neff